SEGMENT INFORMATION	12 Months Ended
Dec. 29, 2012
SEGMENT INFORMATION

NOTE O – SEGMENT INFORMATION

Office Depot operates in three segments: North American Retail Division, North American Business Solutions Division, and International Division. Each of these segments is managed separately primarily because it serves a different customer group. The accounting policies for each segment are the same as those described in Note A. Division operating income (loss) is determined based on the measure of performance reported internally to manage the business and for resource allocation. This measure charges to the respective Divisions those expenses considered directly or closely related to their operations and allocates support costs. Other companies may charge more or less of these items to their segments and results may not be comparable to similarly titled measures used by other entities.

A summary of significant accounts and balances by segment, reconciled to consolidated totals follows.

(In thousands)		North American Retail	North American Business Solutions	International	Eliminations and Other*	Consolidated Total
Sales	2012	$4,457,826	$3,214,915	$3,022,911	$—	$10,695,652
	2011	$4,870,166	$3,261,953	$3,357,414	$—	$11,489,533
	2010	$4,962,838	$3,290,430	$3,379,826	$—	$11,633,094
Division operating income (loss)	2012	$(101,933)	$104,841	$(20,272)	$—	$(17,364)
	2011	$27,504	$73,437	$33,009	$—	$133,950
	2010	$31,064	$(16,769)	$51,357	$—	$65,652
Capital expenditures	2012	$60,521	$31,494	$25,350	$2,895	$120,260
	2011	$70,884	$31,838	$26,356	$1,239	$130,317
	2010	$82,934	$53,407	$27,637	$5,474	$169,452
Depreciation and amortization	2012	$102,611	$43,300	$33,810	$23,468	$203,189
	2011	$108,991	$42,065	$37,331	$23,023	$211,410
	2010	$107,701	$42,522	$36,103	$21,993	$208,319
Charges for losses on receivables and inventories	2012	$40,237	$5,835	$18,858	$—	$64,930
	2011	$31,274	$6,578	$18,348	$—	$56,200
	2010	$37,681	$8,463	$11,680	$—	$57,824
Net earnings from equity method investments	2012	$—	$—	$30,462	$—	$30,462
	2011	$—	$—	$31,426	$—	$31,426
	2010	$—	$—	$30,635	$—	$30,635
Assets	2012	$1,188,985	$669,899	$1,311,716	$840,179	$4,010,779
	2011	$1,453,858	$596,223	$1,373,108	$827,795	$4,250,984

*	Amounts included in “Eliminations and Other” consist of assets (including all cash and cash equivalents) and depreciation related to corporate activities.

A reconciliation of the measure of Division operating income (loss) to Earnings (loss) before income taxes follows.

(In thousands)	2012	2011	2010
Division operating income (loss)	$(17,364)	$133,950	$65,652
Add/(subtract):
Recovery of purchase price	68,314	—	—
Unallocated charges	(7,400)	(5,594)	(11,679)
Unallocated operating expenses	(74,391)	(94,602)	(91,264)
Interest expense	(68,937)	(33,223)	(58,498)
Interest income	2,240	1,231	4,663
Loss on extinguishment of debt	(12,110)	—	—
Miscellaneous income, net	34,225	30,857	34,451

Earnings (loss) before income taxes	$(75,423)	$32,619	$(56,675)

As of December 29, 2012, the Company sold to customers throughout North America, Europe, Asia and Latin America. The Company operates through wholly-owned and majority-owned entities and participates in other ventures and alliances. There is no single country outside of the United States in which the Company generates 10% or more of the Company’s total sales. Geographic financial information relating to the Company’s business is as follows (in thousands).

	Sales			Property and Equipment, Net
	2012	2011	2010	2012	2011	2010
United States	$7,670,805	$8,108,402	$8,189,642	$707,628	$901,572	$980,426
International	3,024,847	3,381,131	3,443,452	148,713	165,468	176,587

Total	$10,695,652	$11,489,533	$11,633,094	$856,341	$1,067,040	$1,157,013

The Company classifies products into three categories: (1) supplies, (2) technology, and (3) furniture and other. The supplies category includes products such as paper, binders, writing instruments, school supplies, and ink and toner. The technology category includes products such as desktop and laptop computers, monitors, tablets, printers, cables, software, digital cameras, telephones, and wireless communications products. The furniture and other category includes products such as desks, chairs, luggage, sales in the copy and print centers, and other miscellaneous items.

Total Company sales by product group were as follows:

	2012	2011	2010
Supplies	65.5%	65.1%	65.2%
Technology	20.9%	21.9%	22.4%
Furniture and other	13.6%	13.0%	12.4%

	100.0%	100.0%	100.0%